Significant Accounting Policies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		208 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011	Sep. 02, 1996
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents - Beginning of period	$ 1,663	$ 2,303	$ 1,663	$ 5,297	$ 0
Derivative liability	2,863	6,640	2,863
Gain/(loss) on derivative warrants	$ 3,777	$ (1,563)	$ 7,034
Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	21,665	18,385
Stock Option [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,319	5,498